FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Effect of Cash Flow Hedging Relationships) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized losses on derivative instruments	$ (1,140)	$ (3,052)	$ (10,193)
Interest Rate Cap [Member]
Unrealized losses on derivative instruments	(8)	(2)	(472)
Interest Rate Swap [Member]
Unrealized losses on derivative instruments	$ (1,132)	$ (3,050)	$ (9,721)